Statements of Cash Flows - Adjustments for Income and Expenses from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Adjustments to reconcile profit (loss) [abstract]
Interest income	₩ (43,850)	₩ (50,357)	₩ (63,579)
Dividends	(14,132)	(1,170)	(10,011)
Gain on foreign currency translations	(10,753)	(8,928)	(4,576)
Gain on sale of accounts receivable — other	(27,725)	(22,605)	(15,855)
Gain relating to investments in associates and joint ventures, net	(1,948,447)	(1,028,403)	(449,543)
Gain on disposal of property and equipment and intangible assets	(40,109)	(35,644)	(8,533)
Gain on business transfer	(82,248)	(12,455)	(69,522)
Gain relating to financial instruments at FVTPL	(91,244)	(145,016)	(36,336)
Other income	(10,369)	(4,220)	(1,875)
Interest expense	342,342	399,176	406,087
Loss on foreign currency translations	8,005	12,730	4,948
Loss on disposal of long-term investment securities	0	98	0
Loss on sale of accounts receivable — other			5,823
Income tax expense	651,948	376,502	300,268
Expense related to defined benefit plan	190,462	198,794	175,165
Share option	91,646	4,313	2,073
Bonus paid by treasury shares	29,643
Depreciation and amortization	4,114,394	4,169,996	4,021,016
Bad debt for accounts receivables — trade	31,546	48,625	28,841
Loss on disposal of property and equipment and intangible assets	47,369	41,598	47,760
Impairment loss on property and equipment and intangible assets	3,135	208,833	65,935
Bad debt for accounts receivable — other	6,001	10,559	5,802
Loss on impairment of investment assets			1,670
Loss relating to financial instruments at FVTPL	76,142	27,082	8,437
Other financial fees	142,015	44,734
Other expenses	8,008	22,412	21,044
Adjustments for income and expenses from operating activities	₩ 3,473,779	₩ 4,256,654	₩ 4,435,039